Accounts Receivable, Net (Details) - Schedule of accounts receivable, net - USD ($) $ in Thousands	Mar. 31, 2023	Mar. 31, 2022
Schedule Of Accounts Receivable Net Abstract
Accounts receivable	$ 2,440	$ 2,311
Less: allowance for expected credit losses	(554)	(51)
Total accounts receivable, net	$ 1,886	$ 2,260